Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,105,246	S/ 3,042,574
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 24,547,294	S/ 24,277,115
Credit Exposure Percentage	100.00%	100.00%
Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,235,496	S/ 1,733,795
Credit Exposure Percentage	5.00%	7.10%
Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 274,586	S/ 207,041
Credit Exposure Percentage	1.10%	0.80%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,032,585	S/ 3,803,039
Credit Exposure Percentage	12.40%	15.60%
Instruments Issued And Rated In Peru [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 14,189	S/ 866,735
Credit Exposure Percentage	0.10%	3.60%
Instruments Issued And Rated In Peru [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,016	S/ 2,894,385
Credit Exposure Percentage	0.00%	11.90%
Instruments Issued And Rated In Peru [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,325	S/ 30,177
Credit Exposure Percentage	0.00%	0.10%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,410,077
Credit Exposure Percentage	9.80%	0.00%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 601,978	S/ 11,742
Credit Exposure Percentage	2.50%	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 12,571,091	S/ 11,830,657
Credit Exposure Percentage	51.20%	48.70%
Instruments Issued In Peru And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 6,871,126
Credit Exposure Percentage	0.00%	28.30%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 12,224,488	S/ 4,490,804
Credit Exposure Percentage	49.80%	18.50%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 141,841	S/ 288,526
Credit Exposure Percentage	0.60%	1.20%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 204,762
Credit Exposure Percentage	0.80%	0.00%
Instruments Issued In Peru And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 180,201
Credit Exposure Percentage	0.00%	0.70%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,670,477	S/ 3,694,030
Credit Exposure Percentage	14.80%	15.30%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 23,619
Credit Exposure Percentage	0.10%	0.00%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 28,803	S/ 35,191
Credit Exposure Percentage	0.10%	0.20%
Instruments Issued And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 248,343	S/ 141,077
Credit Exposure Percentage	1.00%	0.50%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,907,882	S/ 3,241,979
Credit Exposure Percentage	11.80%	13.40%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 380,192	S/ 214,719
Credit Exposure Percentage	1.50%	0.90%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 81,638	S/ 60,818
Credit Exposure Percentage	0.30%	0.30%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 246
Credit Exposure Percentage	0.00%	0.00%
Certificate Of Deposits With Variable Interest Rates Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,440,944	S/ 0
Credit Exposure Percentage	5.90%	0.00%
Negotiable Certificates Of Deposits Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 179,207	S/ 1,283,726
Credit Exposure Percentage	0.70%	5.30%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,780,519	S/ 1,212,259
Credit Exposure Percentage	7.30%	5.00%
Others [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 45	S/ 205,060
Credit Exposure Percentage	0.00%	0.80%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 24,184,950	S/ 23,969,607
Credit Exposure Percentage	98.50%	98.70%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 362,344	S/ 307,508
Credit Exposure Percentage	1.50%	1.30%